Segmented Information (Tables)	12 Months Ended
Oct. 31, 2023
Segmented Information [Abstract]
Schedule of Consolidated Statement of Financial Position	The following table details the allocation of assets included in the accompanying consolidated statement of financial position at October 31, 2023:
	Canada	Kazakhstan	Total
Cash and cash equivalents	$208,000	$83,000	$291,000
Other receivables	11,000	—	11,000
Prepaid expenses	41,000	178,000	219,000
Office and equipment	64,000	84,000	148,000
Minerals properties	—	5,035,000	5,035,000
Right-of use assets	186,000	—	186,000
Other non-current assets	33,000	—	33,000
Prepaid expense non-current	—	497,000	497,000
	$543,000	$5,969,000	$6,420,000
The following table details the allocation of assets included in the accompanying consolidated statement of financial position at October 31, 2022:
	Canada	Kazakhstan	Total
Cash and cash equivalents	$237,000	$188,000	$425,000
Other receivables	19,000	35,000	54,000
Prepaid expenses	29,000	91,000	120,000
Office and equipment	86,000	73,000	159,000
Minerals properties	—	5,035,000	5,035,000
Right-of use assets	266,000	—	266,000
Other non-current assets	33,000	—	33,000
Prepaid expense non-current	—	560,000	560,000
	$670,000	$5,981,000	$6,651,000